Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Summary of unaudited interim results
The following is a summary of the unaudited interim results of operations by quarter for the years presented.

Twelve Months Ended September 30, 2017	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$132,764	$136,198	$137,716	$142,240
Interest expense	29,612	28,471	29,101	29,808
Net interest income	103,152	107,727	108,615	112,432
Provision (release) for loan losses	—	(1,600)	—	(500)
Other operating income (including REO gain (loss), net)	12,294	10,931	13,798	16,686
Other operating expense	54,341	57,467	57,062	62,649
Income before income taxes	61,105	62,791	65,351	66,969
Income tax expense	19,859	20,721	21,239	20,865
Net income	$41,246	$42,070	$44,112	$46,104

Basic earnings per share	$0.46	$0.47	$0.49	$0.53
Diluted earnings per share	0.46	0.47	0.49	0.52
Cash dividends paid per share	0.14	0.40	0.15	0.15

Twelve Months Ended September 30, 2016	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$135,124	$135,063	$133,735	$132,872
Interest expense	28,255	28,738	29,495	30,056
Net interest income	106,869	106,325	104,240	102,816
Provision (release) for loan losses	—	(1,500)	(1,650)	(3,100)
Other operating income (REO expense)	12,055	14,623	15,573	14,830
Other operating expense	64,509	59,226	56,305	55,407
Income before income taxes	54,415	63,222	65,158	65,339
Income tax expense	19,317	21,499	22,154	21,115
Net income	$35,098	$41,723	$43,004	$44,224

Basic earnings per share	$0.38	$0.45	$0.47	$0.49
Diluted earnings per share	0.38	0.45	0.47	0.49
Cash dividends paid per share	0.13	0.14	0.14	0.14